Revenues and Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 UNITED STATES Successor [Member]	Nov. 16, 2012 UNITED STATES Predecessor [Member]	Dec. 31, 2011 UNITED STATES Predecessor [Member]	Dec. 31, 2010 UNITED STATES Predecessor [Member]	Dec. 31, 2012 CANADA Successor [Member]	Nov. 16, 2012 CANADA Predecessor [Member]	Dec. 31, 2011 CANADA Predecessor [Member]	Dec. 31, 2010 CANADA Predecessor [Member]
Sales Information [Line Items]
Revenue from external customers			$ 57,606	$ 368,197	$ 124,561	$ 334,476	$ 397,570	$ 339,948	$ 238,878	$ 52,196	$ 363,875	$ 312,626	$ 223,245	$ 5,410	$ 33,695	$ 27,322	$ 15,633
Property, plant and equipment, net	$ 29,236	$ 30,206	$ 30,206	$ 29,236			$ 29,293	$ 26,440	$ 21,399	$ 29,415	$ 28,601	$ 26,402	$ 21,341	$ 791	$ 692	$ 38	$ 58